Taxation - Summary of Recovery of Deferred Income Tax (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
to be recovered after more than 12 months	¥ 43	¥ 44
to be recovered within 12 months	149	79
Net deferred tax assets	192	123
to be recovered after more than 12 months	229	284
to be recovered within 12 months	68	70
Net deferred liabilities	¥ 297	¥ 354